Summary of Significant Accounting Policies - Reclassification of Prior Year Comparatives (Details) - USD ($) $ in Millions			12 Months Ended
	May 17, 2019	May 16, 2019	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reclassifications or changes in presentation [line items]
Investments in associates			$ 6,439.6	$ 5,984.4
Cash and investments			$ 1,252.2	975.5
Eurobank Ergasias S.A
Disclosure of reclassifications or changes in presentation [line items]
Ownership percentage	32.40%	18.00%
Cash and investments				123.4
Common equity instrument, carrying value				$ 1,041.0
Non-insurance companies | Eurobank Ergasias S.A
Disclosure of reclassifications or changes in presentation [line items]
Ownership percentage			30.50%	30.50%
Ownership percentage in assets held for sale				1.90%
Investments in associates			$ 1,166.3	$ 1,164.4